OBLIGATION UNDER CAPITAL LEASE (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Capital Leases, Future Minimum Payments, Net Minimum Payments, Total	$ 192,000	$ 257,000
Interest Rate on Capital Leases	4.00%	4.00%